BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 14:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Commencing on October 1, 2014, the Company compensates its Executive Chairman of the Board for services provided to the Company. In addition to the directors' fees paid by the Company to all of its directors, the Company pays the Executive Chairman for his services: (i) a monthly payment of approximately $4 for time devoted to such position; and (ii) an annual cash bonus of $30 that is payable only if the Company's net profit pursuant to its annual audited and consolidated financial statement exceeds $5,000.